Document and Entity Information	0 Months Ended
Jun. 20, 2013
Risk/Return:
Document Type	497
Document Period End Date	Jun. 20, 2013
Registrant Name	LITMAN GREGORY FUNDS TRUST
Central Index Key	0001020425
Amendment Flag	false
Document Creation Date	Jun. 20, 2013
Document Effective Date	Jun. 20, 2013
Prospectus Date	May 01, 2013
Litman Gregory Masters Equity Fund | Institutional Class
Risk/Return:
Trading Symbol	MSEFX
Litman Gregory Masters Equity Fund | Investor Class
Risk/Return:
Trading Symbol	MSENX
Litman Gregory Masters Smaller Companies Fund | Institutional Class
Risk/Return:
Trading Symbol	MSSFX
Litman Gregory Masters Focused Opportunities Fund | Institutional Class
Risk/Return:
Trading Symbol	MSFOX